Loans Held-for-Investment	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Loans Held-for-Investment
Loans Held-for-Investment

The following table presents our Loans-held-for-investment:

	December 31, 2017	December 31, 2016
	(Dollars in millions)
Consumer loans
Residential first mortgage	$2,754	$2,327
Home Equity	664	443
Other	25	28
Total consumer loans	3,443	2,798
Commercial loans
Commercial real estate (1)	1,932	1,261
Commercial and industrial	1,196	769
Warehouse lending	1,142	1,237
Total commercial loans	4,270	3,267
Total loans held-for-investment	$7,713	$6,065

(1)	Includes NBV of $307 million and $244 million of owner occupied commercial real estate loans at December 31, 2017 and December 31, 2016, respectively.

During the year ended December 31, 2017, we sold performing and nonperforming consumer loans, with UPB of $127 million, of which $25 million were nonperforming. Upon a change in our intent, the loans were transferred to LHFS and subsequently sold resulting in a gain on sale of $2 million which is recorded in net gain on loan sales on the Consolidated Statements of Operations.

During the year ended December 31, 2016, we sold performing residential first mortgage loans with UPB of $1.2 billion. Upon a change of our intent, the loans were transferred to LHFS and subsequently sold resulting in a net gain of $14 million which is recorded in net gain on loan sales on the Consolidated Statements of Operations.

In addition, during the year ended December 31, 2016, we sold nonperforming, TDR and non-agency loans with a UPB of $110 million. Upon a change of our intent, the loans were transferred to LHFS and subsequently sold resulting in a loss of $2 million which is recorded in net gain on sale of assets on the Consolidated Statements of Operations.

During the year ended December 31, 2015, we sold performing and nonperforming residential first mortgage loans with UPB totaling $1.0 billion, of which $436 million were nonperforming. Upon a change in our intent, the loans were transferred to LHFS and subsequently sold resulting in a gain on sale of $1 million, which is recorded in net gain on sale of assets on the Consolidated Statements of Operations.

During the year ended December 31, 2017, we purchased residential first mortgage loans with UPB of $8 million and HELOC loans with a UPB of $250 million. A premium of $9 million was associated with these loan purchases. During the year ended December 31, 2016, we purchased jumbo residential first mortgage loans with a UPB of $175 million and a premium of $1 million. During the year ended December 31, 2015, we purchased $197 million of HELOC loans with a premium of $7 million. None of the loans were impaired.

We have pledged certain LHFI, LHFS, and loans with government guarantees to collateralize lines of credit and/or borrowings with the FRB of Chicago and the FHLB of Indianapolis. At December 31, 2017 and 2016, we pledged $7.1 billion and $5.3 billion, respectively.

The following table presents changes in ALLL, by class of loan:

	Residential First Mortgage (1)	Home Equity	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
	(Dollars in millions)
Year Ended December 31, 2017
Beginning balance ALLL	$65	$24	$1	$28	$17	$7	$142
Charge-offs (2)	(8)	(3)	(2)	(1)	—	—	(14)
Recoveries	1	2	1	1	1	—	6
Provision (benefit)	(11)	(1)	1	17	1	(1)	6
Ending balance ALLL	$47	$22	$1	$45	$19	$6	$140
Year Ended December 31, 2016
Beginning balance ALLL	$116	$32	$2	$18	$13	$6	$187
Charge-offs (2)	(29)	(4)	(3)	—	—	—	(36)
Recoveries	2	—	3	1	—	—	6
Provision (benefit) (3)	(24)	(4)	(1)	9	4	1	(15)
Ending balance ALLL	$65	$24	$1	$28	$17	$7	$142
Year Ended December 31, 2015
Beginning balance ALLL	$234	$31	$1	$17	$11	$3	$297
Charge-offs	(87)	(7)	(4)	—	(3)	—	(101)
Recoveries	3	2	3	2	—	—	10
Provision (benefit)	(34)	6	2	(1)	5	3	(19)
Ending balance ALLL	$116	$32	$2	$18	$13	$6	$187

(1)	Includes allowance and charge-offs related to loans with government guarantees.

(2)
Includes charge-offs of $1 million, $8 million and $69 million related to the transfer and subsequent sale of loans during the years ended December 31, 2017, December 31, 2016 and December 31, 2015, respectively. Also includes charge-offs related to loans with government guarantees of $4 million, $14 million, and $3 million during the years ended December 31, 2017, December 31, 2016 and December 31, 2015, respectively.

(3)
Does not include $7 million for provision expense for loan losses recorded in the Consolidated Statements of Operations to reserve for repossessed loans with government guarantees at December 31, 2016.

The following table sets forth the method of evaluation, by class of loan:

	Residential First Mortgage (1)	Home Equity	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
	(Dollars in millions)
December 31, 2017
Loans held-for-investment (2)
Individually evaluated	$34	$27	$—	$—	$—	$—	$61
Collectively evaluated	2,712	633	25	1,932	1,196	1,142	$7,640
Total loans	$2,746	$660	$25	$1,932	$1,196	$1,142	$7,701
Allowance for loan losses (2)
Individually evaluated	$6	$10	$—	$—	$—	$—	$16
Collectively evaluated	41	12	1	45	19	6	124
Total allowance for loan losses	$47	$22	$1	$45	$19	$6	$140
December 31, 2016
Loans held-for-investment (2)
Individually evaluated	$46	$29	$—	$—	$—	$—	$75
Collectively evaluated	2,274	349	28	1,261	769	1,237	$5,918
Total loans	$2,320	$378	$28	$1,261	$769	$1,237	$5,993
Allowance for loan losses (2)
Individually evaluated	$5	$8	$—	$—	$—	$—	$13
Collectively evaluated	60	16	1	28	17	7	$129
Total allowance for loan losses	$65	$24	$1	$28	$17	$7	$142

(1)	Includes allowance related to loans with government guarantees.

(2)	Excludes loans carried under the fair value option.

The following table sets forth the LHFI aging analysis of past due and current loans (for further information on our policy past due and impaired loans, see Note 1 - Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies):

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due (1)	Total Past Due	Current	Total LHFI
	(Dollars in millions)
December 31, 2017
Consumer loans
Residential first mortgage	$2	$2	$23	$27	$2,727	$2,754
Home equity	1	—	6	7	657	664
Other	—	—	—	—	25	25
Total consumer loans	3	2	29	34	3,409	3,443
Commercial loans
Commercial real estate	—	—	—	—	1,932	1,932
Commercial and industrial	—	—	—	—	1,196	1,196
Warehouse lending	—	—	—	—	1,142	1,142
Total commercial loans	—	—	—	—	4,270	4,270
Total loans (2)	$3	$2	$29	$34	$7,679	$7,713
December 31, 2016
Consumer loans
Residential first mortgage	$6	$—	$29	$35	$2,292	$2,327
Home equity	1	2	11	14	429	443
Other	1	—	—	1	27	28
Total consumer loans	8	2	40	50	2,748	2,798
Commercial loans
Commercial real estate	—	—	—	—	1,261	1,261
Commercial and industrial	—	—	—	—	769	769
Warehouse lending	—	—	—	—	1,237	1,237
Total commercial loans	—	—	—	—	3,267	3,267
Total loans (2)	$8	$2	$40	$50	$6,015	$6,065

(1)	Includes less than 90 days past due performing loans which are deemed nonaccrual. Interest is not being accrued on these loans.

(2)	Includes $4 million and $13 million of loans 90 days or greater past due accounted for under the fair value option at December 31, 2017 and 2016, respectively.

Interest that would have been accrued on impaired loans totaled approximately $1 million, $2 million and $6 million during the years ended December 31, 2017, 2016 and 2015, respectively. At December 31, 2017 and 2016, we had no loans 90 days or greater past due and still accruing interest.

Troubled Debt Restructurings

The following table provides a summary of TDRs by type and performing status:

	TDRs
	Performing	Nonperforming	Total
	(Dollars in millions)
December 31, 2017
Consumer loans (1)
Residential first mortgage	$19	$12	$31
Home equity	24	4	28
Total TDRs (2)	$43	$16	$59
December 31, 2016
Consumer loans (1)
Residential first mortgage	$22	$11	$33
Home equity	45	7	52
Total TDRs (2)	$67	$18	$85

(1)	The ALLL on consumer TDR loans totaled $13 million and $9 million at December 31, 2017 and 2016, respectively.

(2)	Includes $3 million and $25 million of TDR loans accounted for under the fair value option at December 31, 2017 and 2016, respectively.

The following table provides a summary of newly modified TDRs:

	New TDRs
	Number of Accounts	Pre-Modification Unpaid Principal Balance	Post-Modification Unpaid Principal Balance (1)	Increase (Decrease) in Allowance at Modification
	(Dollars in millions)
Year Ended December 31, 2017
Residential first mortgages	16	$4	$4	$—
Home equity (2)(3)	82	6	5	(1)
Total TDR loans	98	$10	$9	$(1)
Year Ended December 31, 2016
Residential first mortgages	23	$4	$5	$—
Home equity (2)(3)	143	9	8	—
Commercial & Industrial	1	2	1	—
Total TDR loans	167	$15	$14	$—
Year Ended December 31, 2015
Residential first mortgages	325	$81	$80	$(2)
Home equity (2)(3)	370	21	18	—
Other consumer	3	—	—	—
Total TDR loans	698	$102	$98	$(2)

(1)	Post-modification balances include past due amounts that are capitalized at modification date.

(2)	Home equity post-modification UPB reflects write downs.

(3)	Includes loans carried at fair value option.

The following table provides a summary of newly modified TDRs in the past 12 months that have been subsequently defaulted during the years ended December 31, 2017, 2016 and 2015. The UPB associated with the TDRs in each portfolio and in the aggregate was less than $1 million for all years presented. There was no increase or decrease in the allowance associated with these TDRs at subsequent default. All TDRs within consumer and commercial loan portfolios are considered subsequently defaulted when greater than 90 days past due. Subsequent default is defined as a payment re-defaulted within 12 months of the restructuring date:

	Years Ended December 31,
	2017	2016	2015
	Number of Accounts
Residential first mortgages	1	1	3
Home equity (1)	0	7	5
Total TDR loans	1	8	8

(1)	HELOC post-modification UPB reflects write downs.

Impaired Loans

The following table presents individually evaluated impaired loans and the associated allowance:

	December 31, 2017			December 31, 2016
	Recorded Investment	Net Unpaid Principal Balance	Related Allowance	Recorded Investment	Net Unpaid Principal Balance	Related Allowance
	(Dollars in millions)
With no related allowance recorded
Consumer loans
Residential first mortgage	$11	$12	$—	$6	$6	$—
Total loans with no related allowance recorded	$11	$12	$—	$6	$6	$—
With an allowance recorded
Consumer loans
Residential first mortgage	$22	$22	$6	$40	$40	$5
Home equity	24	27	10	29	29	8
Total loans with an allowance recorded	$46	$49	$16	$69	$69	$13
Total impaired loans
Consumer loans
Residential first mortgage	$33	$34	$6	$46	$46	$5
Home equity	24	27	10	29	29	8
Total impaired loans	$57	$61	$16	$75	$75	$13

The following table presents average impaired loans and the interest income recognized:

	For the Years Ended December 31,
	2017		2016		2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in millions)
Consumer loans
Residential first mortgage	$38	$1	$52	$1	$150	$5
Home equity	28	1	30	2	39	—
Commercial loans
Commercial and industrial	—	—	2	—	2	—
Total impaired loans	$66	$2	$84	$3	$191	$5

Credit Quality

We utilize an internal risk rating system which is applied to all consumer and commercial loans. Descriptions of our internal risk ratings as they relate to credit quality follow the ratings used by the U.S. bank regulatory agencies as listed below.

Pass. Pass assets are not impaired nor do they have any known deficiencies that could impact the quality of the asset.

Watch. Watch assets are defined as pass rated assets that exhibit elevated risk characteristics or other factors that deserve management’s close attention and increased monitoring. However, the asset does not exhibit a potential or well-defined weakness that would warrant a downgrade to criticized or adverse classification.

Special mention. Assets identified as special mention possess credit deficiencies or potential weaknesses deserving management's close attention. Special mention assets have a potential weakness or pose an unwarranted financial risk that, if not corrected, could weaken the assets and increase risk in the future. Special mention assets are criticized, but do not expose an institution to sufficient risk to warrant adverse classification.

Substandard. Assets identified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize the full collection or liquidation of the debt. They are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected. For home equity loans and other consumer loans, we evaluate credit quality based on the aging and status of payment activity and any other known credit characteristics that call into question full repayment of the asset. Nonperforming loans are classified as either substandard, doubtful or loss.

Doubtful. An asset classified as doubtful has all the weaknesses inherent in one classified substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. A doubtful asset has a high probability of total or substantial loss, but because of specific pending events that may strengthen the asset, its classification as loss is deferred. Doubtful borrowers are usually in default, lack adequate liquidity or capital, and lack the resources necessary to remain an operating entity. Pending events can include mergers, acquisitions, liquidations, capital injections, the perfection of liens on additional collateral, the valuation of collateral, and refinancing. Generally, pending events should be resolved within a relatively short period and the ratings will be adjusted based on the new information. Due to the high probability of loss, doubtful assets are placed on non-accrual.

Loss. An asset classified as loss is considered uncollectible and of such little value that the continuance as a bankable asset is not warranted. This classification does not mean that an asset has absolutely no recovery or salvage value, but, rather that it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future.

Consumer Loans

Consumer loans consist of open and closed end loans extended to individuals for household, family, and other personal expenditures, and includes consumer loans, and loans to individuals secured by their personal residence, including first mortgage, home equity, and home improvement loans. Because consumer loans are usually relatively small-balance, homogeneous exposures, consumer loans are rated primarily on payment performance. Payment performance is a proxy for the strength of repayment capacity and loans are generally classified based on their payment status rather than by an individual review of each loan.
In accordance with regulatory guidance, we assign risk ratings to consumer loans in the following manner:
•Consumer loans are classified as Watch once the loan becomes 60 days past due.
•Open and closed-end consumer loans 90 days or more past due are classified Substandard.

Commercial Loans

Management conducts periodic examinations which serve as an independent verification of the accuracy of the ratings assigned. Loan grades are based on different factors within the borrowing relationship: entity sales, debt service coverage, debt/total net worth, liquidity, balance sheet and income statement trends, management experience, business stability, financing structure, and financial reporting requirements. The underlying collateral is also rated based on the specific type of collateral and corresponding LTV. The combination of the borrower and collateral risk ratings results in the final rating for the borrowing relationship.

	December 31, 2017
	Pass	Watch	Special Mention	Substandard	Total Loans
	(Dollars in millions)
Consumer Loans
Residential First Mortgage	$2,706	$23	$—	$25	$2,754
Home equity	633	25	—	6	664
Other Consumer	25	—	—	—	25
Total Consumer Loans	$3,364	$48	$—	$31	$3,443

Commercial Loans
Commercial Real Estate	$1,902	$23	$7	$—	$1,932
Commercial and Industrial	1,135	32	24	5	1,196
Warehouse	1,014	128	—	—	1,142
Total Commercial Loans	$4,051	$183	$31	$5	$4,270

	December 31, 2016
	Pass	Watch	Special Mention	Substandard	Total Loans
	(Dollars in millions)
Consumer Loans
Residential First Mortgage	$2,273	$23	$—	$31	$2,327
Home equity	386	46	—	11	443
Other Consumer	28	—	—	—	28
Total Consumer Loans	$2,687	$69	$—	$42	$2,798

Commercial Loans
Commercial Real Estate	$1,225	$27	$3	$6	$1,261
Commercial and Industrial	678	59	21	11	769
Warehouse	1,168	16	53	—	1,237
Total Commercial Loans	$3,071	$102	$77	$17	$3,267